THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 75.3%
	Shares	Fair Value
Domestic Equity — 55.9%
Invesco QQQ Trust, Series [1]	4,959	$3,083,853
Vanguard FTSE Developed Markets ETF†	291,267	19,281,875
Vanguard FTSE Emerging Markets ETF	50,561	2,855,180
Vanguard S&P 500 ETF†	11,490	7,310,168
		32,531,076
Commodity — 19.4%
Harbor Commodity All Weather Strategy ETF†	422,540	11,302,945
Total Exchange-Traded Funds
(Cost $41,634,636)		43,834,021

CLOSED-END FUND — 22.5%

Commodity — 22.5%
Sprott Physical Gold Trust*†	358,523	13,071,749
Total Closed-End Fund
(Cost $7,654,923)		13,071,749

Total Investments - 97.8%
(Cost $49,289,559)		$56,905,770

Percentages are based on Net Assets of $58,191,225.
*	Non-income producing security.
†	Represents greater than 10% of the Fund's total investments. For further information, please go to the Securities and Exchange Commission's website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange
S&P — Standard & Poor’s

PMV-QH-001-0700